Parent Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Only Condensed Financial Information
Parent Only Condensed Financial Information

Note 18- Parent Only Condensed Financial Information

STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
Assets	(In Thousands)

Cash and due from banks	$—	$355
Investment in subsidiaries	104,088	102,546
Restricted common stock	124	124
Other assets	36	131

Total Assets	$104,248	$103,156

Liabilities and Stockholders' Equity

Liabilities

Long-term debt	$4,124	$4,124
Other liabilities	76	58

Total Liabilities	4,200	4,182

Stockholders' Equity	100,048	98,974

Total Liabilities and Stockholders' Equity	$104,248	$103,156

STATEMENTS OF INCOME
	Years Ended in December 31,
	2011	2010	2009
	(In Thousands)

Dividends from subsidiary	$9,611	$5,334	$2,547

Total Income	9,611	5,334	2,547

Interest expense, borrowed money	120	122	146
Other	(17)	60	—
Total Expense	103	182	146

Income before Income Tax Benefit and Equity in Undistributed Earnings (Loss) of Subsidiaries	9,508	5,152	2,401

Income tax expense (benefit)	97	120	(17)

Income before Equity in Undistributed Earnings of Subsidiaries	9,411	5,032	2,418

Equity in undistributed earnings (losses) of subsidiaries	(3,360)	9,294	1,330

Net Income	$6,051	$14,326	$3,748

STATEMENTS OF CASH FLOW
	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Cash Flows from Operating Activities
Net income	$6,051	$14,326	$3,748
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	3,360	(9,294)	(1,330)
Decrease (increase) in other assets	95	171	(5)
Increase (decrease) in other liabilities	18	(129)	96

Net Cash Provided By Operating Activities	9,524	5,074	2,509

Cash Flows from Investing Activities
Cash acquired in acquisition	—	31	—
Purchases of securities available for sale	—	—	(227)

Net Cash Provided By (Used in) Investing Activities	—	31	(227)

Cash Flows from Financing Activities

Proceeds from issuance of common stock	237	73	63
Cash dividends paid	(4,549)	(3,412)	(2,234)
Purchase of treasury stock	(5,567)	(1,806)	(39)

Net Cash (Used in) Financing Activities	(9,879)	(5,145)	(2,210)

Net (Decrease) increase in Cash and Cash Equivalents	(355)	(40)	72

Cash and Cash Equivalents - Beginning	355	395	323

Cash and Cash Equivalents - Ending	$—	$355	$395
Non-Cash Items:

Transfer of securities available for sale to treasury stock	$—	$235	$—